Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2015
Registrant Name	DIREXION FUNDS
Central Index Key	0001040587
Amendment Flag	false
Document Creation Date	Dec. 23, 2015
Document Effective Date	Dec. 29, 2015
Prospectus Date	Dec. 29, 2015
Direxion Monthly S&P 500(R) Bull 2X Fund | Investor Class
Prospectus:
Trading Symbol	DXSLX
Direxion Monthly S&P 500(R) Bear 2X Fund | Investor Class
Prospectus:
Trading Symbol	DXSSX
Direxion Monthly NASDAQ-100(R) Bull 2X Fund | Investor Class
Prospectus:
Trading Symbol	DXQLX
Direxion Monthly Small Cap Bull 2X Fund | Investor Class
Prospectus:
Trading Symbol	DXRLX
Direxion Monthly Small Cap Bear 2X Fund | Investor Class
Prospectus:
Trading Symbol	DXRSX
Direxion Monthly Emerging Markets Bull 2X Fund | Investor Class
Prospectus:
Trading Symbol	DXELX
Direxion Monthly Latin America Bull 2X Fund | Investor Class
Prospectus:
Trading Symbol	DXZLX
Direxion Monthly China Bull 2X Fund | Investor Class
Prospectus:
Trading Symbol	DXHLX
Direxion Monthly Natural Resources Bull 2X Fund | Investor Class
Prospectus:
Trading Symbol	DXCLX
Direxion Monthly 7-10 Year Treasury Bull 2X Fund | Investor Class
Prospectus:
Trading Symbol	DXKLX
Direxion Monthly 7-10 Year Treasury Bear 2X Fund | Investor Class
Prospectus:
Trading Symbol	DXKSX
DIREXION HILTON TACTICAL INCOME FUND | Class A
Prospectus:
Trading Symbol	HCYAX
DIREXION HILTON TACTICAL INCOME FUND | Institutional Class
Prospectus:
Trading Symbol	HCYIX
DIREXION HILTON TACTICAL INCOME FUND | Class C
Prospectus:
Trading Symbol	HCYCX
Direxion Dynamic HY Bond Fund | Investor Class
Prospectus:
Trading Symbol	PDHYX